UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169

13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 9, 2000

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

 				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		37

FORM 13F Information Table Value Total:	$162,443,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     3672    68161 SH       SOLE                    26161             42000
AFLAC Inc.                     COM              001055102     3284    72081 SH       SOLE                    51081             21000
ASM Lithography NYS            COM              N07059111     9187    82214 SH       SOLE                    47044             35170
Affymetrix                     COM              00826T108     3958    26662 SH       SOLE                    10992             15670
Amdocs                         COM              G02602103     2773    37470 SH       SOLE                     1070             36400
Applied Materials              COM              038222105      634     6722 SH       SOLE                     6722
Biovail Corporation            COM              09067J109    10232   231231 SH       SOLE                   128386            102845
Brigham Exploration            COM              109178103       58    25580 SH       SOLE                     2080             23500
Brio Technology                COM              109704106      417    11050 SH       SOLE                      650             10400
Business Objects ADR           COM              12328X107    19249   193462 SH       SOLE                   133592             59870
Computer Outsourcing Systems I COM              205265101     3920    88580 SH       SOLE                    48055             40525
Concord Camera                 COM              206156101     7276   132283 SH       SOLE                    78543             53740
Deswell Inds. Inc.             COM              250639101     1551   105151 SH       SOLE                    59941             45210
Federal Nat'l Mtg.             COM              313586109      485     8580 SH       SOLE                     8580
Flir Systems                   COM              302445101     1588   172870 SH       SOLE                    77060             95810
General Electric               COM              369604103      253     1627 SH       SOLE                     1627
Home Depot                     COM              437076102      681    10553 SH       SOLE                    10553
IBM                            COM              459200101      211     1786 SH       SOLE                     1786
Intel Corp.                    COM              458140100    13227   100251 SH       SOLE                   100251
KV Pharmaceutical Cl A         COM              482740206    12807   476537 SH       SOLE                   294847            181690
Lehman Brothers Hldgs          COM              524908100      446     4600 SH       SOLE                                       4600
Lilly Eli                      COM              532457108      432     6905 SH       SOLE                     6905
MFC Bancorp                    COM              55271X103     3360   463479 SH       SOLE                   285834            177645
Nextel Communications          COM              65332V103     5181    34945 SH       SOLE                    13545             21400
Novellus Systems               COM              670008101    21266   378897 SH       SOLE                   274472            104425
Paine Webber Group             COM              695629105     1320    30000 SH       SOLE                                      30000
Papa John's Int'l              COM              698813102      694    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103      898    24556 SH       SOLE                    24556
Procter & Gamble               COM              742718109      237     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     9218    61737 SH       SOLE                    61737
Research In Motion             COM              760975102     2682    25185 SH       SOLE                      675             24510
Schering Plough                COM              806605101      528    14225 SH       SOLE                    14225
Seitel Inc.                    COM              816074306     2335   294194 SH       SOLE                   129214            164980
Staples Inc.                   COM              855030102     2605   130267 SH       SOLE                    35182             95085
Thomas Group, Inc.             COM              884402108     1308   116308 SH       SOLE                    58208             58100
Three-Five Systems             COM              88554L108    13792   229862 SH       SOLE                   142129             87733
Warner Lambert                 COM              934488107      678     6940 SH       SOLE                     6940